Income from operations - Audit and audit-related fees (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income from operations [Line Items]
Auditor's remuneration for audit services		€ 14.4	€ 15.7	€ 14.6
Audit-related fees	[1]	0.9	0.9	2.7
Auditor's remuneration		15.3	16.6	17.3
Consolidated financial statements [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		11.9	13.0	11.9
Statutory financial statement [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		2.5	2.7	2.7
Divestment [member]
Income from operations [Line Items]
Audit-related fees				1.7
Sustainability assurance [Member]
Income from operations [Line Items]
Audit-related fees		0.6	0.5	0.5
Other services [Member]
Income from operations [Line Items]
Audit-related fees		0.3	0.4	0.5
EY NL [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		8.9	10.3	9.0
Audit-related fees	[1]	0.7	0.6	2.2
Auditor's remuneration		9.6	10.9	11.2
EY NL [Member] | Consolidated financial statements [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		8.9	10.3	9.0
EY NL [Member] | Divestment [member]
Income from operations [Line Items]
Audit-related fees				1.5
EY NL [Member] | Sustainability assurance [Member]
Income from operations [Line Items]
Audit-related fees		0.6	0.5	0.5
EY NL [Member] | Other services [Member]
Income from operations [Line Items]
Audit-related fees		0.1	0.1	0.2
EY Network [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		5.5	5.4	5.6
Audit-related fees	[1]	0.2	0.3	0.5
Auditor's remuneration		5.7	5.7	6.1
EY Network [Member] | Consolidated financial statements [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		3.0	2.7	2.9
EY Network [Member] | Statutory financial statement [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		2.5	2.7	2.7
EY Network [Member] | Divestment [member]
Income from operations [Line Items]
Audit-related fees				0.2
EY Network [Member] | Other services [Member]
Income from operations [Line Items]
Audit-related fees		€ 0.2	€ 0.3	€ 0.3

[1]	Also known as Assurance fees